Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended				24 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY item	Dec. 31, 2012 CNY item	Dec. 31, 2009 item	Mar. 31, 2014 item
Goodwill
Number of restaurants purchased	0	0	0	0	32
Number of restaurants underperforming						1
Changes in goodwill
Goodwill at the beginning of period		5,563	5,563	6,019
Goodwill impairment	68	424	0	456
Goodwill at the end of period	$ 828	5,139	5,563	5,563